Operating Segments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Operating Segments [Abstract]
Summary of segmental information
	Three Months Ended September 30,
	2013	2012
Revenues, Principally from Grants
Vaccines/BioDefense	$264,920	$862,919
BioTherapeutics	47,571	68,708
Total	$312,491	$931,627

Loss from Operations
Vaccines/BioDefense	$(419,929)	$19,190
BioTherapeutics	(1,080,436)	(155,713)
Corporate	(360,297)	(623,693)
Total	$(1,860,662)	$(760,216)

Amortization and Depreciation Expense
Vaccines/BioDefense	$28,316	$31,357
BioTherapeutics	29,233	32,180
Corporate	551	495
Total	$58,100	$64,032

Other Income /(Expense), Net
Corporate	$(4,699,194)	$1,250

Stock-Based Compensation
Vaccines/BioDefense	$39,493	$29,103
BioTherapeutics	158,142	(49,275)
Corporate	209,256	167,944
Total	$406,891	$147,772

	Nine Months Ended September 30,
	2013	2012
Revenues, Principally from Grants
Vaccines/BioDefense	$1,683,265	$2,170,761
BioTherapeutics	161,858	171,135
Total	$1,845,123	$2,341,896

Income (Loss) from Operations
Vaccines/BioDefense	$(1,983,396)	$(111,319)
BioTherapeutics	(2,068,703)	(1,363,572)
Corporate	(1,652,344)	(1,707,992)
Total	$(5,704,443)	$(3,182,883)
Amortization and Depreciation Expense
Vaccines/BioDefense	$83,951	$84,308
BioTherapeutics	86,303	86,913
Corporate	1,412	1,564
Total	$171,666	$172,785

Other Income /(Expense), Net
Corporate	$(5,347,984)	$5,284

Stock-Based Compensation
Vaccines/BioDefense	$61,742	$33,363
BioTherapeutics	205,083	63,339
Corporate	304,346	286,072
Total	$571,171	$382,774

	As of September 30, 2013	As of December 31, 2012

Identifiable Assets
Vaccines/BioDefense	$442,407	$628,494
BioTherapeutics	411,847	566,111
Corporate	6,795,793	3,510,499
Total	$7,650,047	$4,705,104

	For the Year Ended December 31,
	2012	2011
Revenues
Vaccines/BioDefense	$2,919,677	$2,010,234
BioTherapeutics 1	224,943	5,652,588
Total	$3,144,620	$7,662,822

Loss from Operations
Vaccines/BioDefense	$(33,636)	$(154,395)
BioTherapeutics	(2,203,721)	(1,278,156)
Corporate	(2,453,311)	(1,527,644)
Total	$(4,690,668)	$(2,960,195)

Amortization and Depreciation Expense
Vaccines/BioDefense	$38,589	$42,640
BioTherapeutics	190,003	181,213
Corporate	2,038	2,174
Total	$230,630	$226,027

Interest Income
Corporate	$6,202	$7,444

Stock-Based Compensation
Vaccines/BioDefense	$44,484	$78,622
BioTherapeutics	84,020	426,666
Corporate	333,666	210,517
Total	$462,170	$715,805

	As of December 31,
	2012	2011
Identifiable Assets
Vaccines/BioDefense	$628,494	$689,266
BioTherapeutics	566,111	753,767
Corporate	3,510,499	6,780,625
Total	$4,705,104	$8,223,658

1	BioTherapeutics revenues for 2011 includes the receipt of a $5 million licensing fee from Sigma-Tau in July 2011.